Operating Loss (Tables)	9 Months Ended
Sep. 30, 2023
Operating Loss [Abstract]
Schedule of operating loss
Operating loss for the three and nine months ended September 30, 2023 and 2022 has been arrived at after charging/(crediting):

	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
	£’000	£’000	£’000	£’000
Depreciation of property, plant and equipment	2,329	901	5,018	2,176
Depreciation of right-of-use assets	874	461	2,648	1,168
Amortisation of intangible assets	1,173	1,179	3,499	3,462
Research and development expenses	32,608	36,776	99,013	93,235
Foreign exchange gains	(3,272)	(7,421)	(1,628)	(39,892)
Loss on forward contracts	—	—	—	11,287
Share-based payment charge	6,357	10,113	20,150	23,799